BEAR
STEARNS



    The
Bear Stearns
   Funds

245 PARK AVENUE
NEW YORK, NY 10167
1.800.766.4111

Michael Minikes         Chairman of the Board
Robert S. Reitzes       President
William J. Montgoris    Executive Vice President
Peter M. Bren           Trustee                                  PRIME MONEY
Alan J. Dixon           Trustee                                MARKET PORTFOLIO
John R. McKernan, Jr.   Trustee
M.B. Oglesby, Jr.       Trustee
Stephen A. Bornstein    Vice President
Donalda L. Fordyce      Vice President
Frank J. Maresca        Vice President and Treasurer
Vincent L. Pereira      Assistant Treasurer
Christina P. LaMastro   Assistant Secretary

INVESTMENT ADVISER
Bear Stearns Asset
Management Inc.
575 Lexington Avenue
New York, NY 10022

ADMINISTRATOR
Bear Stearns Funds
Management Inc.
245 Park Avenue
New York, NY 10167

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

COUNSEL
Kramer Levin
Naftalis & Frankel LLP
919 Third Avenue
New York, NY 10022

DISTRIBUTOR
Bear, Stearns & Co. Inc.
245 Park Avenue
New York, NY 10167

TRANSFER AND DIVIDEND
DISBURSEMENT AGENT
PFPC Inc.
Bellevue Corporate Center
400 Bellevue Parkway
Wilmington, DE 19808

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281

The financial information included herein is taken from the records of the Portfolio without examination by independent auditors who do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless it is preceded or accompanied by a current prospectus which includes details regarding the Portfolio's objectives, policies, and other information. Total investment return is based on historical results and is not intended to indicate future performance.

Prime Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Prime Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.
                                                                     BSFR-017-03


Semi-Annual Report
September 30, 1998

                      T H E   B E A R    S T E A R N S   F U N D S

                          PRIME MONEY MARKET PORTFOLIO
                             LETTER TO SHAREHOLDERS



                                                               November 13, 1998
Dear Shareholder:

We are pleased to present you with the semi-annual report of the Prime Money Market Portfolio (the "Portfolio") for the period ended September 30, 1998. Since the annual report dated March 31, 1998, the interest-rate environment has experienced periods of extreme volatility, and short-term interest rates declined significantly. At the September 29, 1998, meeting of the Federal Reserve Board's Open Market Committee ("FOMC"), the targeted Fed Funds rate was lowered by 25 basis points from 5.50% to 5.25%. During this period, we maintained our philosophy of investing in "Tier-One" (highest-quality) securities to meet our investors' goals of safety of principal, liquidity and competitive returns.

As of September 30, 1998, the Portfolio's current yield was 5.44% and the 7-day effective yield was 5.53%. The Portfolio's total return for the twelve months ending September 30, 1998, was 5.68%, which ranks in the top 10% of tier-one taxable institutional money market funds as measured by IBC Financial Data, Inc. In addition, based on information distributed by IBC Financial Data, Inc., the monthly net yield for the Portfolio for each month from April, 1998 through September, 1998, exceeded the average of funds in the same class by between 19 and 26 basis points.(1)

On October 1, 1998, the Bear Stearns Prime Money Market Portfolio received a AAAm rating from Standard & Poor's, its highest, based on the Portfolio's credit quality, market price exposure and management. The rating signifies a superior capacity to maintain a $1 per share net asset value at all times, accomplished through conservative investment practices and strict internal controls.

In addition to the cut in the Fed Funds target rate mentioned above, Federal Reserve Board Chairman Alan Greenspan reduced the target rate by an additional 25 basis points to 5.00% on October 15, 1998, between the FOMC's regularly scheduled meetings. At the same time, the discount rate was reduced to 4.75% from 5.00%. Over the six-month period from March 1998 until September 1998, the Fed moved from a bias towards tightening to rate cutting.

There were several reasons for this change. First, economic growth slowed dramatically in the second quarter. Mr. Greenspan, in a strongly worded speech in early September, declared it unrealistic that the United States could be an oasis of growth when surrounded by global economic problems. Second, the near failure of several hedge funds coupled with concerns about a potential financial crisis in Brazil put additional stress on an already fragile financial system. There is little doubt the second rate cut was intended to convince investors the Fed stood ready to provide liquidity to the system. Third, the specter of deflation continued to loom on the horizon. With inflation at a 30-year low, the real level of interest rates (nominal rates minus the rate of inflation) remained high, threatening world financial stability.

Going forward, it appears the Fed is prepared to continue in an easing mode. In this environment we will look to lengthen the average maturity of the Portfolio. We will, however, remain cautious and avoid any additional risk.

Again, we appreciate your support and welcome your ideas and inquiries.

Sincerely,

/S/ ROBERT S. REITZES
---------------------
Robert S. Reitzes
President
The Bear Stearns Funds

------------------
1 The net yield represents past performance which is not a guarantee of future results. Yields are net of management fees and expenses. As of September 30, 1998, there were 174 funds in the taxable First Tier--Institutional Only category, and throughout all periods, some or all of the funds, including The Bear Stearns Funds, reported fee waivers from time to time. Without such waivers, the reported yields would have been lower.

                   T H E   B E A R   S T E A R N S   F U N D S

                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

-------------------------------------------------------------------------------------------
PRINCIPAL                                             INTEREST/
AMOUNT                                                DISCOUNT     MATURITY
(000's)                                                 RATE         DATE          VALUE
-------------------------------------------------------------------------------------------

        ASSET-BACKED SECURITIES - 2.82%

        ASSET-BACKED CREDIT CARD - 2.82%
$ 2,500 Dakota Certificates [P-1, A-1+] ...........       5.600%   10/01/1998   $ 2,500,000
  2,618 Dakota Certificates [P-1, A-1+] ...........       5.550    10/09/1998     2,614,771
  2,500 Dakota Certificates [P-1, A-1+] ...........       5.200    12/11/1998     2,474,361
                                                                                -----------
        Total Asset-Backed Securities (cost - $7,589,132)                         7,589,132
                                                                                -----------
        CERTIFICATES OF DEPOSIT - 11.15%

        BANK-EURO - 1.48%
  2,000 Barclay's Bank PLC ........................       5.620    10/28/1998     1,999,926

        BANKS-YANKEE-CANADA - 3.34%
  2,000 Bank of Nova Scotia [P-1, A-1+] ...........       5.675    03/04/1999     1,999,185
  1,000 Bank of Nova Scotia [P-1, A-1+] ...........       5.705    03/31/1999     1,001,127
  1,000 Royal Bank of Canada [P-1, A-1+] ..........       5.685    06/30/1999       999,653
  2,500 Toronto Dominion Bank LTD. [P-1, A-1+]* ...       5.540    10/01/1998     2,498,703
  2,500 Toronto Dominion Bank LTD. [P-1, A-1+] ....       5.640    07/14/1999     2,498,824
                                                                                -----------
                                                                                  8,997,492
                                                                                -----------
        BANKS-YANKEE-GERMANY - 1.12%
  1,000 Deutsche Bank A.G. [P-1, A-1+] ............       5.940    10/26/1998     1,000,025
  2,000 Deutsche Bank A.G. [P-1, A-1+] ............       5.620    02/26/1999     1,999,611
                                                                                -----------
                                                                                  2,999,636
                                                                                -----------

        BANKS-YANKEE-FRANCE - 1.12%
  2,000 Credit Agricole Indosuez [P-1, A-1+] ......       5.700    01/07/1999     2,000,207
  3,000 Societe Generale [P-1, A-1+] ..............       5.700    03/23/1999     2,998,898
                                                                                -----------
                                                                                  4,999,105
                                                                                -----------

        BANKS-YANKEE-NETHERLANDS - 1.49%
  2,000 Rabobank Nederland [P-1, A-1+] ............       5.710    04/16/1999     1,998,750
  2,000 Rabobank Nederland [P-1, A-1+] ............       5.770    05/05/1999     2,004,124
                                                                                -----------
                                                                                  4,002,874
                                                                                -----------
        BANKS-YANKEE-SWITZERLAND - 0.74%
  2,000 Credit Suisse First Boston Inc. [P-1, A-1+]       5.740    01/07/1999     1,999,539
                                                                                -----------

        BANKS-YANKEE-U.K. - 1.86%
  1,000 Barclay's Bank PLC [P-1, A-1+] ............       5.530    02/23/1999     1,000,083
  2,000 National Westminster Bank NY ..............       5.740    04/28/1999     1,998,904
  2,000 National Westminster Bank PLC [P-1, A-1+] .       5.738    05/07/1999     2,000,170
                                                                                -----------
                                                                                  4,999,157
                                                                                -----------
        Total Certificates of Deposit (cost - $29,997,729)                       29,997,729
                                                                                -----------


The accompanying notes are an integral part of the financial statements.

                  T H E   B E A R   S T E A R N S   F U N D S

                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

-------------------------------------------------------------------------------------------
PRINCIPAL                                             INTEREST/
AMOUNT                                                DISCOUNT     MATURITY
(000's)                                                 RATE         DATE          VALUE
-------------------------------------------------------------------------------------------

        COMMERCIAL PAPER - 52.49%

        BANKS-DOMESTIC - 1.84%
 $2,000 J.P. Morgan & Co., Inc. [P-1, A-1+]........       5.220%   11/20/1998   $ 1,985,500
  3,000 PNC Bank N.A. [P-1, A-1]...................       5.260    11/13/1998     2,981,152
                                                                                -----------
                                                                                  4,966,652
                                                                                -----------
        BANK-FOREIGN - 1.86%
  5,000 Credit Suisse First Boston Inc. [P-1, A-1+]       5.800    10/01/1998     5,000,000
                                                                                -----------

        COMMERCIAL FINANCE - 11.81%
  2,500 Associates Corp. [P-1, A-1+]...............       5.500    10/21/1998     2,492,361
  2,500 Ford Motor Credit Corp. [P-1, A-1].........       5.530    10/01/1998     2,500,000
  4,100 Ford Motor Credit Corp. [P-1, A-1].........       5.460    11/19/1998     4,069,530
  2,500 Ford Motor Credit Corp. [P-1, A-1].........       5.090    01/05/1999     2,466,067
  5,000 General Electric Capital Corp. [P-1, A-1+].       5.510    10/06/1998     4,996,174
  3,000 General Electric Capital Corp. [P-1, A-1+].       5.250    10/19/1998     2,992,125
  2,300 General Electric Capital Corp. [P-1, A-1+].       5.450    11/03/1998     2,288,510
  1,500 General Electric Capital Corp. [P-1, A-1+].       5.470    11/13/1998     1,490,199
  6,000 General Motors Acceptance Corp. [P-1, A-1].       5.540    10/07/1998     5,994,460
  2,500 General Motors Acceptance Corp. [P-1, A-1].       5.250    11/19/1998     2,482,135
                                                                                -----------
                                                                                 31,771,561
                                                                                -----------
        CORPORATE LOAN CONDUIT - 7.27%
  4,500 Centric Capital Corp. [P-1, A-1+]..........       5.500    11/04/1998     4,476,625
  2,000 Centric Capital Corp. [P-1, A-1+]..........       5.500    11/13/1998     1,986,861
  2,000 Centric Capital Corp. [P-1, A-1+]..........       5.250    11/23/1998     1,984,542
  2,500 Greenwich Funding Corp. [P-1, A-1+]........       5.550    10/02/1998     2,499,615
  2,000 Greenwich Funding Corp. [P-1, A-1+]........       5.540    10/13/1998     1,996,307
  2,500 Greenwich Funding Corp. [P-1, A-1+]........       5.490    11/09/1998     2,485,131
  2,500 Wood Street Funding Corp. [P-1, A-1].......       5.550    10/16/1998     2,494,219
  1,650 Wood Street Funding Corp. [P-1, A-1].......       5.540    11/04/1998     1,641,367
                                                                                -----------
                                                                                 19,564,667
                                                                                -----------
        DIVERSIFIED OPERATIONS - 6.67%
  7,000 Amoco Co. [P-1, A-1+]......................       5.100    11/23/1998     6,947,442
  6,000 Koch Industries Inc. [P-1, A-1+]...........       5.750    10/01/1998     6,000,000
  5,000 Koch Industries Inc. [P-1, A-1+]...........       5.550    10/02/1998     4,999,229
                                                                                -----------
                                                                                 17,946,671
                                                                                -----------


The accompanying notes are an integral part of the financial statements.

                  T H E   B E A R   S T E A R N S   F U N D S

                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

-------------------------------------------------------------------------------------------
PRINCIPAL                                             INTEREST/
AMOUNT                                                DISCOUNT     MATURITY
(000's)                                                 RATE         DATE          VALUE
-------------------------------------------------------------------------------------------


        COMMERCIAL PAPER - 52.49% (continued)

        DIVERSIFIED RECEIVABLES CONDUIT - 14.16%
$ 2,500 Alpine Securitization Corp. [P-1, A-1+]....       5.600%   10/06/1998   $ 2,498,055
  2,105 Alpine Securitization Corp. [P-1, A-1+]....       5.300    11/03/1998     2,094,773
  2,500 Barton Capitol Corp. [P-1, A-1+]...........       5.560    10/16/1998     2,494,208
  2,472 Barton Capitol Corp. [P-1, A-1+]...........       5.540    10/19/1998     2,465,152
  3,049 Delaware Funding Corp. [P-1, A-1+].........       5.500    10/05/1998     3,047,137
  2,000 Delaware Funding Corp. [P-1, A-1+].........       5.570    10/06/1998     1,998,453
  2,500 Delaware Funding Corp. [P-1, A-1+].........       5.480    11/06/1998     2,486,300
  2,150 Sheffield Receivables Corp. [P-1, A-1+]....       5.600    10/01/1998     2,150,000
  3,000 Sheffield Receivables Corp. [P-1, A-1+]....       5.540    10/20/1998     2,991,228
  2,500 Sheffield Receivables Corp. [P-1, A-1+]....       5.530    11/16/1998     2,482,335
  3,000 Triple A-1 Funding Corp. [P-1, A-1]........       5.610    10/01/1998     3,000,000
  2,000 Triple A-1 Funding Corp. [P-1, A-1]........       5.560    10/02/1998     1,999,691
  2,000 Windmill Funding Corp. [P-1, A-1+].........       5.670    10/06/1998     1,998,425
  3,000 Windmill Funding Corp. [P-1, A-1+].........       5.510    10/26/1998     2,988,521
  2,000 Windmill Funding Corp. [P-1, A-1+].........       5.250    11/20/1998     1,985,417
  1,420 Windmill Funding Corp. [P-1, A-1+].........       5.550    11/20/1998     1,409,054
                                                                                -----------
                                                                                 38,088,749
                                                                                -----------
        ENTERTAINMENT & LEISURE - 1.86%
  5,000 Walt Disney Company [P-1, A-1].............       5.550    10/13/1998     4,990,750
                                                                                -----------

        FOOD-MISCELLANEOUS/DIVERSIFIED - 0.93%
  2,500 Hershey Foods Corp. [P-1, A-1].............       5.470    10/30/1998     2,488,984
                                                                                -----------

        INVESTMENT STRUCTURE - 2.40%
  2,000 Sigma Finance Inc. [P-1, A-1+].............       5.500    11/06/1998     1,989,000
  2,500 Sigma Finance Inc. [P-1, A-1+].............       5.240    11/25/1998     2,479,986
  2,000 Sigma Finance Inc. [P-1, A-1+].............       5.510    12/03/1998     1,980,715
                                                                                -----------
                                                                                  6,449,701
                                                                                -----------
        SECURITIES DEALERS - 3.69%
  5,000 Goldman Sachs Group [P-1, A-1+]............       5.510    10/14/1998     4,990,051
  2,000 Merrill Lynch & Co. [P-1, A-1+]............       5.500    01/14/1999     1,967,917
  3,000 Morgan Stanley Dean Witter Discover
          & Co. [P-1, A-1].........................       5.300    11/13/1998     2,981,008
                                                                                -----------
                                                                                  9,938,976
                                                                                -----------
        Total Commercial Paper (cost - $141,206,711)                            141,206,711
                                                                                -----------



The accompanying notes are an integral part of the financial statements.

                  T H E   B E A R   S T E A R N S   F U N D S

                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                               SEPTEMBER 30, 1998
                                  (UNAUDITED)

-------------------------------------------------------------------------------------------
PRINCIPAL                                             INTEREST/
AMOUNT                                                DISCOUNT     MATURITY
(000's)                                                 RATE         DATE          VALUE
-------------------------------------------------------------------------------------------

        CORPORATE OBLIGATIONS - 8.92%

        BANK-FOREIGN - 1.30%
  3,500 Abbey National Treasury Services PLC
          [P-1, A-1+]*.............................       5.535%   10/01/1998   $ 3,497,584
                                                                                -----------

        BANKS-DOMESTIC - 6.13%
 $2,000  Bank of America N.A. [P-1, A-1+]..........       5.630    02/26/1999     1,998,895
  1,500 Bankers Trust Corp. [P-1, D-1, F-1]*.......       5.590    10/01/1998     1,500,000
  2,000 J.P. Morgan & Co., Inc. [P-1, A-1+]*.......       5.515    10/07/1998     1,999,256
  2,000 Key Bank N.A. [P-1, A-1]*..................       5.470    10/01/1998     1,998,997
  4,000 Northern Trust Co. [P-1, A-1+]*............       5.515    10/08/1998     3,997,751
  2,500 NationsBank Corp. [P-1, A-1+]..............       5.840    12/28/1998     2,501,825
  2,500 PNC Bank N.A. [P-1, A-1]*..................       5.457    10/16/1998     2,498,389
                                                                                -----------
                                                                                 16,495,113
                                                                                -----------

        INVESTMENT STRUCTURE - 0.37%
  1,000 Sigma Finance Inc. [P-1, A-1+].............       5.710    03/02/1999     1,000,000
                                                                                -----------

        Securities Dealer - 1.12%
  3,000 Morgan Stanley Dean Witter Discover & Co.
          [P-1, A-1]*..............................       5.750    10/01/1998     3,000,000
                                                                                -----------
        Total Corporate Obligations (cost - $23,992,697)                         23,992,697
                                                                                -----------

        REPURCHASE AGREEMENTS** - 24.56%

 40,000 Barclay's Capital Inc. ....................       5.650    10/01/1998    40,000,000
 26,056 Warburg Dillon Read LLC....................       5.650    10/01/1998    26,056,000
                                                                                -----------

        Total Repurchase Agreements (amortized cost - $66,056,000)               66,056,000
                                                                                -----------

        Total Investments--99.94% (amortized cost - $268,842,269)***            268,842,269

        Other assets in excess of liabilities--0.06%                                169,344

        Net Assets--100.00%........................                            $269,011,613
                                                                               ============

* Variable Rate Obligations - The rate shown is the rate as of September 30, 1998 and the maturity date shown is the date the interest rate resets.
** See notes to the financial statements for description of underlying collateral.
*** The cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.


The accompanying notes are an integral part of the financial statements.

                     T H E    B E A R   S T E A R N S   F U N D S

                          PRIME MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS

                               SEPTEMBER 30, 1998
                                  (UNAUDITED)


ASSETS
  Investments, at amortized cost which approximates market value
     (identified and tax cost - $268,842,269) ................   $ 268,842,269
  Cash .......................................................             336
  Interest receivable ........................................       1,166,607
  Deferred organization expenses and other assets ............          48,354
                                                                 -------------
     Total assets ............................................     270,057,566
                                                                 -------------
LIABILITIES
  Dividends payable ..........................................        874,067
  Administration fee payable .................................           8,100
  Custodian fee payable ......................................          5,116
  Organization expenses payable ..............................          25,875
  Accrued expenses ...........................................         132,795
                                                                 -------------
     Total liabilities .......................................       1,045,953
                                                                 -------------
NET ASSETS
  Capital stock, $0.001 par value
     (unlimited shares of beneficial interest authorized) ....         269,012
  Paid-in capital ............................................     268,742,644
  Accumulated net realized loss from investments .............             (43)
                                                                 -------------
     Net assets ..............................................   $ 269,011,613
                                                                 =============
CLASS Y
  Net assets .................................................   $ 269,011,613
                                                                 -------------
  Shares of beneficial interest outstanding ..................     269,011,656
                                                                 -------------
  Net asset value, offering and redemption price per share ...        $   1.00
                                                                 =============



The accompanying notes are an integral part of the financial statements.

                     T H E   B E A R   S T E A R N S   F U N D S

                          PRIME MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS

                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998
                                  (UNAUDITED)

INVESTMENT INCOME
  Interest ....................................................     $ 3,629,890
                                                                    -----------
EXPENSES
  Advisory fees ...............................................         128,072
  Accounting fees .............................................          49,252
  Administration fees .........................................          32,018
  Legal and auditing fees .....................................          29,343
  Federal and state registration fees .........................          21,517
  Custodian fees and expenses .................................          15,895
  Reports and notices to shareholders .........................          12,563
  Transfer agent fees and expenses ............................          10,640
  Amortization of organization expenses .......................           5,664
  Insurance expenses ..........................................           3,806
  Trustees' fees and expenses .................................           2,815
  Other .......................................................           2,109
                                                                    -----------
     Total expenses before waivers and related reimbursements .         313,694
                                                                    -----------
     Less: waivers and related reimbursements .................        (194,300)
     Total expenses after waivers and related reimbursements ..         119,394
                                                                    -----------
  Net investment income .......................................       3,510,496
                                                                    -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........     $ 3,510,496
                                                                    ===========



The accompanying notes are an integral part of the financial statements.

                      T H E   B E A R   S T E A R N S   F U N D S

                          PRIME MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS



                                                              FOR THE
                                                             SIX MONTHS      FOR THE PERIOD
                                                               ENDED         JULY 14, 1997*
                                                         SEPTEMBER 30, 1998     THROUGH
                                                            (unaudited)      MARCH 31, 1998
                                                         ------------------  --------------

INCREASE IN NET ASSETS FROM OPERATIONS
     Net investment income ..............................   $   3,510,496    $   3,363,564
     Net realized loss on investments ...................            --                (43)
                                                            -------------    -------------
     Net increase in net assets resulting from operations       3,510,496        3,363,521
                                                            -------------    -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income ..............................      (3,510,496)      (3,363,564)
                                                            -------------    -------------

SHARES OF BENEFICIAL INTEREST**
     Net proceeds from the sale of shares ...............     264,777,750      203,898,180
     Cost of shares repurchased .........................    (119,720,076)     (85,207,807)
     Shares issued in reinvestment of dividends .........       2,493,474        2,770,134
                                                            -------------    -------------
     Net increase in net assets derived from shares of
          beneficial interest transactions ..............     147,551,148      121,460,507
                                                            -------------    -------------
     Total increase in net assets .......................     147,551,148      121,460,464

NET ASSETS
     Beginning of period ................................     121,460,465                1
                                                            -------------    -------------
     End of period ......................................   $ 269,011,613    $ 121,460,465

                                                            =============    =============
----------
*   Commencement of investment operations.
**  Share transactions at net asset value of $1.00 per share.





The accompanying notes are an integral part of the financial statements.

                     T H E   B E A R   S T E A R N S   F U N D S

                          PRIME MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------




                                                                       FOR THE
                                                                      SIX MONTHS   FOR THE PERIOD
                                                                         ENDED     JULY 14, 1997*
                                                                     SEPTEMBER 30,    THROUGH
                                                                        1998
                                                                      (unaudited)  MARCH 31, 1998
                                                                      -----------  --------------

PER SHARE OPERATING PERFORMANCE
     Net asset value, beginning of period .......................     $    1.00     $    1.00
     Net investment income (1) ..................................        0.0275        0.0399
     Net increase in net assets resulting from operations .......        0.0275        0.0399

     Dividends and distributions to shareholders from
          Net investment income .................................       (0.0275)      (0.0399)

     Net asset value, end of period .............................     $    1.00     $    1.00

     Total investment return (2) (3) ............................          5.63%         5.72%

RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000's omitted) ..................      $269,012     $ 121,460
     Ratio of expenses to average net assets (1) (3) (4) ........          0.19%         0.13%
     Ratio of net investment income to average net assets (1) (3)          5.48%         5.58%
     Decrease reflected in above expense ratio and net investment
        income due to waivers and reimbursements (3) ............          0.30%         0.52%

-----------------
*    Commencement of investment operations.
(1)  Reflects waivers and reimbursements.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, and includes reinvestments of dividends and distributions.
(3)  Annualized.
(4) Without the waiver of advisory fee and related reimbursement of certain operating expenses, the ratio of expenses to average net assets for Prime Money Market Portfolio would have been 0.49% annualized for six months ended September 30, 1998 and 0.65% annualized for the period July 14, 1997 through March 31, 1998.




The accompanying notes are an integral part of the financial statements.

                  T H E   B E A R   S T E A R N S   F U N D S

                          PRIME MONEY MARKET PORTFOLIO
                  NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Bear Stearns Funds (the "Fund") was organized as a Massachusetts business trust on September 29, 1994 and is registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Fund consists of ten separate portfolios: seven diversified portfolios, Large Cap Value Portfolio, Small Cap Value Portfolio, Total Return Bond Portfolio, International Equity Portfolio, Balanced Portfolio, High Yield Total Return Portfolio and Prime Money Market Portfolio (the "Portfolio"), and three non-diversified portfolios, The Insiders Select Fund, S&P STARS Portfolio, and Focus List Portfolio. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. As of the date hereof, each portfolio (except the Prime Money Market Portfolio which only offers shares designated as class Y and Focus List and International Equity which have yet to commence initial public offerings of their class Y shares) offers four classes of shares, which have been designated as class A, B, C, and Y shares.

ORGANIZATIONAL MATTERS - Prior to commencing investment operations on July 14, 1997, the Portfolio did not have any transactions other than those relating to organizational matters and the sale of one class Y share to Bear, Stearns & Co., Inc. ("Bear Stearns" or the "Distributor"). Costs of $56,500 which were incurred by the Portfolio in connection with the organization, registration with the Commission and initial public offering of its shares, have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of the Portfolio. In the event that the Portfolio is liquidated prior to the end of the sixty month period, the Distributor or the transferee of the Distributor shall bear the unamortized deferred organization expenses.

PORTFOLIO VALUATION - Portfolio securities are valued under the amortized cost method, which approximates current market value. Securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuations are performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so on a continuing basis.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are recorded on the trade date (the date on which the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis for both financial reporting and income tax purposes. Interest income and expenses are recorded on the accrual basis.

U.S. FEDERAL TAX STATUS - The Portfolio intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, the Portfolio intends not to be subject to a U.S. federal excise tax.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

REPURCHASE AGREEMENTS - The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

MANAGEMENT ESTIMATES - The preparation of financial statements in accordance with generally accepted accounting principals requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

For the six months ended September 30, 1998, Bear Stearns Asset Management Inc. ("BSAM" or the "Adviser"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., served as the Adviser pursuant to an advisory agreement with the portfolio. Under the terms of the Investment Advisory Agreement the Adviser is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.20% of the Portfolio's average daily net assets.

For the six months ended September 30, 1998, BSFM (the "Administrator") served as administrator to the Portfolio pursuant to an Administration Agreement. The Administrator is entitled to receive from the Portfolio a monthly fee equal to 0.05% of the Portfolio's average daily net assets. Under the terms of an Administration Services Agreement with the Portfolio, PFPC Inc. provides certain administrative services to the Portfolio. For providing these services, PFPC Inc. is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.075% of the Portfolio's average daily net assets up to $150 million, 0.04% of the next $150 million, 0.02% of the next $300 million and 0.0125% of net assets above $600 million, subject to a minimum monthly fee of $6,250 for the Portfolio. For the six months ended September 30, 1998, PFPC Inc. has voluntarily waived a portion of its fee.

For the six months ended September 30, 1998, the Adviser has voluntarily undertaken to limit the Portfolio's operating expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary items) to a maximum annual level of no more than 0.20% of its average daily net assets. The effective net operating expense ratio for the period was 0.19% of the Portfolio's average daily net assets (annualized). As necessary, this limitation is effected by waivers by the Adviser of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the six months ended September 30, 1998, the Adviser waived advisory fees of $128,072. In addition, the Adviser reimbursed $66,228, in order to maintain the voluntary expense limitation.

Custodial Trust Company, a wholly-owned subsidiary of The Bear Stearns Companies Inc., and an affiliate of the Adviser and the Administrator, serves as custodian to the Portfolio.

SHARES OF BENEFICIAL INTEREST

The Portfolio currently offers class Y shares. There is no sales charge or CDSC on class Y shares, which are offered primarily to institutional investors.

At September 30, 1998 there was an unlimited amount of $0.001 par value shares of beneficial interest authorized for the Portfolio, of which Bear Stearns and its affiliates (including its officers and directors) owned 207,151,124 of class Y shares.

COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreement with Barclay's Capital Inc. outstanding at September 30, 1998.

                                                INTEREST/
        PRINCIPAL                            EFFECTIVE YIELD                   ACCRUED         TOTAL
ISSUER  AMOUNT (000)       MATURITIES             RATES        MARKET VALUE    INTEREST        VALUE
------  ------------       ----------        ---------------   ------------    --------        -----

FNMA*     $32,484      09/01/13 - 09/01/28     6.00% - 8.00%    $31,990,212     $174,715    $32,164,927
FHLMC**     9,155      04/01/13 - 08/01/33     5.50% - 8.00%      8,589,721       45,353      8,635,074
                                                                                            -----------
                                                                                            $40,800,001
                                                                                            ===========

Listed below is the collateral associated with the repurchase agreement with Warburg Dillon Read LLC outstanding at September 30, 1998.

                                               INTEREST/
        PRINCIPAL                            EFFECTIVE YIELD                   ACCRUED         TOTAL
ISSUER  AMOUNT (000)       MATURITIES             RATES        MARKET VALUE    INTEREST        VALUE
------  ------------       ----------        ---------------   ------------    --------        -----
U.S.      $387              11/15/01               7.50%         $420,088     $ 10,884       $430,972
Treasury Note
FNMA*   26,356        04/01/28 - 06/01/28          6.00%       26,056,621      126,772     26,183,393
                                                                                          -----------
                                                                                          $26,614,365
                                                                                          ===========

-------------
*   Federal National Mortgage Association
**  Federal Home Loan Mortgage Corp.


CREDIT AGREEMENT

The Fund (on behalf of Prime Money Market Portfolio) has entered into a credit agreement with The First National Bank of Boston. Small Cap Value Portfolio, Large Cap Value Portfolio, The Insiders Select Fund, S&P STARS Portfolio, Total Return Bond Portfolio, Focus List Portfolio, Balanced Portfolio, International Equity Portfolio, High Yield Total Return Portfolio and Bear Stearns Investment Trust, which consists of the Emerging Markets Debt Portfolio, are also parties to the credit agreement. The agreement provides that each party to the credit agreement is permitted to borrow in an amount equal to the lesser of $25 million or 25% of the net assets of each Portfolio. At no time shall the aggregate outstanding principal amount of all loans to any of the Portfolios exceed $25 million. Each Portfolio as a fundamental policy is permitted to borrow in an amount up to 331/3% of the value of such Portfolio's assets. However, each Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes in an amount up to 15% (10% for the Emerging Markets Debt Portfolio) of its net assets. The line of credit will bear interest at the greater of: (i) the annual rate of interest announced from time to time from the bank at its head office as its Base Rate, or (ii) the Federal Funds Effective Rate plus 0.50%, or at the borrower's option, the rate quoted by The First National Bank of Boston.

Each loan is payable on demand or upon termination of this credit agreement or, for money market loans, on the last day of the interest period and, in any event, not later than 14 days from the date the loan was advanced. The Portfolio had no amounts outstanding under the line of credit agreement during the period ended September 30, 1998.